RELATED PARTY TRANSACTIONS (Related Party Loans – Associated Companies) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
River Box
Related Party Transaction [Line Items]
Total loans to related parties - associated companies, long-term	$ 45.0	$ 45.0